Citigroup Mortgage Loan Trust 2022-RP3 ABS-15G

Exhibit 99.1 - Schedule 6b

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	427	8.25%
Delinquency, No Missing Data	4745	91.73%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	1	0.02%
Total	5173	100.00%